Business Combination (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 29, 2021	Jan. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Business Acquisition [Line Items]
Repayment of notes payable		$ 53,000				$ 4,700	$ 4,700
Number of eligible earnout shares			2,564,492	350,000	3,000
Global Gaming Acquisition [Member]
Business Acquisition [Line Items]
Ownership interest percent			20.00%	20.00%
Global Gaming Acquisition [Member]
Business Acquisition [Line Items]
Gross acquirees			$ 13,215,843	$ 13,215,842
Global Gaming Acquisition [Member]
Business Acquisition [Line Items]
Ownership interest percent			80.00%	80.00%
Business Combination Agreement [Member]
Business Acquisition [Line Items]
Number of eligible earnout shares					150,000
Common Stock [Member]
Business Acquisition [Line Items]
Number of eligible earnout shares				87,500
Auto Lotto LLC [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted	488,225
Gross proceeds	$ 42,794,000
Business acquisition, transaction costs	9,460,000
Repayments of debt	11,068,000
Repayment of notes payable	5,475,000
Accrued underwriter fees	$ 5,593,000
Auto Lotto LLC [Member] | Common Stock [Member] | Business Combination Agreement [Member]
Business Acquisition [Line Items]
Number of eligible earnout shares	300,000
Auto Lotto LLC [Member] | Series B Convertible Notes [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted	164,426
Convertible Notes nayable	$ 63,800,000
Global Gaming Enterprises, Inc. [Member]
Business Acquisition [Line Items]
Acquisition percentage								100.00%
Medios Electronicos [Member]
Business Acquisition [Line Items]
Acquisition percentage								80.00%
Global Gaming [Member]
Business Acquisition [Line Items]
Principal amount			$ 10,055,214	$ 10,055,214
AutoLotto [Member] | Series B Convertible Notes [Member]
Business Acquisition [Line Items]
Convertible Notes nayable	$ 63,800,000
AutoLotto [Member]
Business Acquisition [Line Items]
Conversion of stock, shares converted	3.0058
Preferred stock, dividend rate			$ 22.0848	$ 22.0848
Principal amount			$ 10,989,691	$ 10,989,691
Cash			$ 10,530,000	$ 10,530,000
Number of shares issued for acquisition			687,439	687,439
AutoLotto [Member] | Global Gaming [Member]
Business Acquisition [Line Items]
Shares price			$ 0.67	$ 0.67
TDAC Founders [Member] | Business Combination Agreement [Member]
Business Acquisition [Line Items]
Number of eligible earnout shares					100,000
TDAC Founders [Member] | Common Stock [Member] | Business Combination Agreement [Member]
Business Acquisition [Line Items]
Number of eligible earnout shares	200,000